Summarize Information relating to Options Outstanding (Detail) (2005 Share Plan, USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding SARS, Weighted average exercise price	$ 7.89	$ 8.89	12.53	13.27
Stock Appreciation Rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding SARS, Number of options	1,818,261	3,151,728	4,318,909	5,030,143
Outstanding SARS, Contractual life	1 year 5 months 23 days	2 years 1 month 2 days
Outstanding SARS, Weighted average exercise price	$ 7.89	$ 8.89
Stock Appreciation Rights | Range 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding SARS, Price range, lower limit	$ 5.19	$ 5.80
Outstanding SARS, Price range, upper limit	$ 7.35	$ 8.22
Outstanding SARS, Number of options	580,833	873,064
Outstanding SARS, Contractual life	1 year 2 months 19 days	2 years 2 months 19 days
Outstanding SARS, Weighted average exercise price	$ 6.56	$ 7.33
Stock Appreciation Rights | Range 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding SARS, Price range, lower limit	$ 7.36	$ 8.23
Outstanding SARS, Price range, upper limit	$ 9.51	$ 10.64
Outstanding SARS, Number of options	454,131	1,217,915
Outstanding SARS, Contractual life	3 months 29 days	10 months 24 days
Outstanding SARS, Weighted average exercise price	$ 8.17	$ 9.00
Stock Appreciation Rights | Range 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding SARS, Price range, lower limit	$ 9.52	$ 10.65
Outstanding SARS, Price range, upper limit	$ 11.68	$ 13.06
Outstanding SARS, Number of options	769,159	1,033,784
Outstanding SARS, Contractual life	2 years 3 months 29 days	3 years 4 months 2 days
Outstanding SARS, Weighted average exercise price	$ 8.94	$ 10.00
Stock Appreciation Rights | Range 4
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding SARS, Price range, lower limit	$ 11.69	$ 13.07
Outstanding SARS, Price range, upper limit	$ 13.84	$ 15.47
Outstanding SARS, Number of options	14,138	26,965
Outstanding SARS, Contractual life	3 years 4 days	4 years 4 days
Outstanding SARS, Weighted average exercise price	$ 10.25	$ 11.46